Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 3,521,549	$ 10,708,646	$ 6,328,753
Accounts receivable	1,622,301	367,266	307,759
Inventories, net	839,808	292,650	495,486
Prepaid expenses and other current assets	417,033	350,540	134,567
Total current assets	6,400,691	11,719,102	7,266,565
Property and equipment, net	368,488	269,618	874,062
Goodwill	990,000
Intangible assets, net	1,611,000
Other assets	42,209	42,209	756,831
Total assets	9,412,388	12,030,929	8,897,458
Current liabilities:
Accounts payable	1,798,746	980,887	474,436
Accrued payroll and related costs	467,527	289,053	235,404
Other current liabilities	903,392	1,143,335	1,063,813
Total current liabilities	3,169,665	2,413,275	1,773,653
Long-term debt, net of current portion	2,996,424	1,683,942	3,393,159
Derivative liabilities	952,172	9,147,507	2,208,184
Other liabilities	576,276
Total liabilities	7,694,537	13,244,724	7,374,996
Series A and B convertible preference shares of subsidiary			1,123,406
Commitments and contingencies (Notes 5 and 15)
Stockholders’ equity (deficit):
Series C convertible preference shares of subsidiary			4,993,728
Preferred Stock: $0.001 par value; 10,000,000 shares authorized; 2,870.2887 and 2,944.7080 shares of Series 1 Convertible Preferred Stock issued and outstanding at June 30, 2014 and December 31, 2013; 2,937,500 shares of Series A-1 issued and outstanding at December 31, 2012	13,252,070	13,595,662	9,838,569
Common Stock: $0.001 par value; 300,000,000 shares authorized; 937,719 ,911,256 and 419,367 shares issued and outstanding at June 30, 2014, December 31, 2013 and December 31, 2012	73,952,977	66,028,712	49,934,027
Accumulated deficit	(85,487,196)	(80,838,169)	(64,571,897)
Accumulated other comprehensive income			204,629
Total stockholders’ equity (deficit)	1,717,851	(1,213,795)	399,056
Total liabilities and stockholders’ equity (deficit)	$ 9,412,388	$ 12,030,929	$ 8,897,458